Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Aug. 02, 2018 CAD ($)	Jul. 20, 2018	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,267				$ 3,707
Notional amount	3,234				3,664
Less: current portion of long-term debt	(130)				(729)
Less: current portion of finance lease obligations	(18)				(18)
Total current long-term debt and finance lease obligations	(148)				(747)
Credit facilities, long-term debt, and finance lease obligations (Note 22)	3,119				2,960
All Borrowings Except Finance Lease Obligations [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	3,204				3,638
Credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying value	339				27
Notional amount	339				27
Debentures
Disclosure of detailed information about borrowings [line items]
Carrying value	647		$ 400		1,046
Notional amount	651				1,051
Interest rate			6.40%	6.40%
Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value	943				1,499
Notional amount	955				1,510
Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 700				$ 1,200
Non-recourse
Disclosure of detailed information about borrowings [line items]
Carrying value	1,236				1,022
Notional amount	1,250				1,032
Non-recourse | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount		1				27
Other
Disclosure of detailed information about borrowings [line items]
Carrying value	39				44
Notional amount	39				44
Other | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 21				$ 24
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 63				$ 69
Weighted average [member] | Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%	3.80%			2.80%	2.80%
Weighted average [member] | Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%	5.80%			6.00%	6.00%
Weighted average [member] | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%	5.40%			6.00%	6.00%
Weighted average [member] | Non-recourse
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%	4.40%			4.30%	4.30%
Weighted average [member] | Other
Disclosure of detailed information about borrowings [line items]
Interest rate	9.20%	9.20%			9.20%	9.20%